UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2011

Date of reporting period:	03/31/2011

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2011

		Percent of
Shares	Common Stock - 97.75%	Net Assets	Fair Value

	Basic Materials	1.00%
6,000	Praxair, Inc.		$609,600

	Consumer Discretionary	10.83%
50,000	Best Buy Company, Inc.		1,436,000
75,000	Comcast Corp.		1,854,000
13,000	DIRECTV *		608,400
27,000	Jarden Corp.		960,390
38,000	Viacom, Inc.		1,767,760
			6,626,550

	Consumer Staples	9.95%
30,000	CVS Caremark Corp.		1,029,600
32,000	Pepsico, Inc.		2,061,120
25,000	Procter & Gamble Co.		1,540,000
28,000	Wal-Mart Stores, Inc.		1,457,400
			6,088,120

	Energy	12.85%
8,000	Apache Corporation		1,047,360
14,000	ConocoPhillips		1,118,040
26,000	Exxon Mobil Corp.		2,187,380
20,000	Noble Corp.		912,400
15,000	Occidental Petroleum Corp.		1,567,350
11,000	Schlumberger Limited		1,025,860
			7,858,390

	Financials	12.66%
35,000	Bank of America Corp.		466,550
12	Berkshire Hathaway, Inc. - A *		1,503,600
7,000	Goldman Sachs Group, Inc.		1,109,290
40,000	JPMorgan Chase & Co.		1,844,000
28,000	Legg Mason, Inc.		1,010,520
20,000	MetLife, Inc.		894,600
30,000	Redwood Trust, Inc.		466,500
10,000	State Street Corp.		449,400
			7,744,460

	Health Care	14.01%
38,000	Abbott Laboratories		1,863,900
10,000	Amgen, Inc. *		534,500
17,000	Becton, Dickinson and Company		1,353,540
16,000	Covidien plc		831,040
25,000	Johnson & Johnson		1,481,250
12,000	Novartis AG		652,200
25,000	United Health Group, Inc.		1,130,000
12,000	Zimmer Holdings, Inc. *		726,360
			8,572,790

	Industrials	11.79%
10,000	3M Co.		935,000
105,000	General Electric Co.		2,105,250
29,000	ITT Corp.		1,741,450
9,000	Lockheed Martin Corp.		723,600
30,000	Terex Corp. *		1,111,200
8,000	United Parcel Service, Inc.		594,560
			7,211,060

	Technology	23.11%
100,000	Cisco Systems, Inc.*		$1,715,000
65,000	Dell, Inc. *		943,150
18,000	Intel Corp.		363,060
6,000	International Business Machines Corp.		978,420
3,000	Mastercard, Inc.		755,160
100,000	Microsoft Corp.		2,536,000
50,000	Oracle Corp.		1,668,500
25,000	QUALCOMM, Inc.		1,370,750
46,000	Texas Instruments, Inc.		1,589,760
70,000	Western Union Co.		1,453,900
46,000	Yahoo!, Inc.*		765,900
			14,139,600

	Telecommunications	1.55%
33,000	Vodafone Group Plc		948,750
			948,750

	Other Securities - 2.15%
1,313,835	Goldman Sachs Financial Square Government Fund	2.15%	1,313,835

	Total investments in securities (cost $51,295,740)	99.90%	$61,113,155
	Other assets, less liabilities	0.10%	60,028
	NET ASSETS	100.00%	$61,173,183

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2011 is as follows:
	Federal tax cost of investments	$ 51,295,740

	Unrealized appreciation	$ 11,686,941
	Unrealized depreciation	$ (1,869,526)
	Total	$ 9,817,415

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value
	of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2011:

		Level 1	Level 2	Level 3
	Common Stock	$ 59,799,320	$ -	$ -
	Other Securities	1,313,835	-	-
	Total	$ 61,113,155	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
	March 31, 2011

Principal		Percent of
Amount	Net Assets		Fair Value

	Government Agency Bonds	33.31%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,030,472
500,000	Federal Farm Credit Bank 4.12% due 3/9/21		498,966
2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		2,015,384
1,000,000	Federal Home Loan Bank 3.375% due 10/13/20		948,426
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,313,895
2,500,000	Federal Home Loan Bank 5.00% due 3/09/12		2,608,720
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,095,054
2,415,000	Federal Home Loan Bank 1.15% due 12/30/13		2,396,798
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,133,883
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,131,757
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,238,654
			18,412,009

	Mortgage Backed Securities	12.98%
1,628,740	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		1,703,815
348,785	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		373,279
56,487	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		59,995
125,366	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		135,780
169,876	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		183,563
55,009	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		59,822
613,238	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		645,084
202,189	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		212,280
28,020	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		30,409
1,355,755	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,471,342
86,676	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		94,558
77,318	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		84,349
264,188	Government National Mortgage Assn. Pool 1.75% due 8/20/34		274,205
167,115	Government National Mortgage Assn. Pool 2.625% due 8/20/32		159,524
788,166	Government National Mortgage Assn. Pool 4.50% due 5/15/18		838,513
791,488	Government National Mortgage Assn. Pool 5.00% due 11/15/33		845,037
			7,171,555

	Treasury Notes/Bonds/Inflation Protected Securities	34.66%
3,000,000	US Treasury Note 2.375% due 2/28/15		3,073,140
2,000,000	US Treasury Note 2.75% due 2/15/19		1,954,218
1,000,000	US Treasury Note 3.125% due 4/30/13		1,048,047
1,000,000	US Treasury Note 3.50% due 5/31/13		1,057,266
2,000,000	US Treasury Note 5.125% due 5/15/16		2,278,594
2,102,080	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,272,874
2,397,740	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,593,494
2,377,242	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,615,337
2,062,480	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,262,444
			19,155,414

	Corporate Bonds	13.71%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,111,622
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,082,071
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,129,406
500,000	Pfizer, Inc. 6.20% due 3/15/19		576,176
1,000,000	Procter & Gamble 1.8% due 11/15/15		976,671
1,000,000	SBC Communications 5.10% due 9/15/14		1,093,555
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,607,714
			7,577,215

	Other Securities	4.65%
1,433,669	Goldman Sachs Financial Square Government Fund		1,433,669
1,138,019	JP Morgan U.S. Government Fund		1,138,019
			2,571,688

	Total investments in securities (cost $51,905,809)	99.31%	$54,887,881
	Other assets, less liabilities	0.69%	382,897
	TOTAL NET ASSETS	100.00%	$55,270,778

The cost basis of investments for federal income tax purposes at March 31, 2011 is as follows:
	Federal tax cost of investments	$51,905,809

	Unrealized appreciation	$ 3,093,915
	Unrealized depreciation	(111,843)
	Total	$ 2,982,072

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the
	fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2011

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 18,412,009	$ -
	Mortgage Backed Securities	-	7,171,555	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	19,155,414	-
	Corporate Bonds	-	7,577,215	-
	Other Securities	2,571,688	-	-
	Total	$ 2,571,688	$ 52,316,193	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/12/2011

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/12/2011